Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Comprehensive income [abstract]
Comprehensive income
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2019		120	-5 919	1 142	-4 657	-29	-4 686

Fair value adjustments on equity securities, net of taxes of USD -36 million [1]		250			250		250

Net investment hedge				-201	-201		-201

Defined benefit plans, net of taxes of USD -3 million			145		145	-2	143

Currency translation effects, net of taxes of USD 10 million	8.1			3 193	3 193	1	3 194

Total value adjustments in 2020		250	145	2 992	3 387	-1	3 386

Fair value adjustments on equity securities sold, reclassified to retained earnings		-150			-150		-150

Value adjustments related to divestments			2		2		2

Impact of change in ownership of consolidated entities			-1		-1	1

Value adjustments at December 31, 2020		220	-5 773	4 134	-1 419	-29	-1 448

Fair value adjustments on equity securities, net of taxes of USD -44 million [1]		194			194		194

Net investment hedge, net of taxes of USD 33 million				216	216		216

Defined benefit plans, net of taxes of USD -323 million			1 808		1 808	1	1 809

Currency translation effects, net of taxes of USD 17 million	8.1			-4 757	-4 757	-5	-4 762

Total value adjustments in 2021		194	1 808	-4 541	-2 539	-4	-2 543

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 48 million		-164			-164		-164

Value adjustments related to divestments		-62	-3		-65		-65

Value adjustments at December 31, 2021		188	-3 968	-407	-4 187	-33	-4 220

Fair value adjustments on equity securities, net of taxes of USD 81 million [1]		-382			-382		-382

Net investment hedge, net of taxes of USD -30 million				91	91		91

Defined benefit plans, net of taxes of USD -104 million			-104		-104	1	-103

Currency translation effects, net of taxes of USD 18 million	8.1			-444	-444	-6	-450

Total value adjustments in 2022		-382	-104	-353	-839	-5	-844

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of nil		-4			-4		-4

Value adjustments related to divestments, net of taxes of USD -4 million			34		34		34

Value adjustments at December 31, 2022		-198	-4 038	-760	-4 996	-38	-5 034

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement